Earnings per Unit	3 Months Ended
Mar. 25, 2018
Earnings Per Unit [Abstract]
Earnings per Unit

(8) Earnings per Unit:

Net loss per limited partner unit is calculated based on the following unit amounts:

	Three months ended
	3/25/2018	3/26/2017
	(In thousands, except per unit amounts)
Basic weighted average units outstanding	56,150	56,008

Diluted weighted average units outstanding	56,150	56,008

Net loss per unit - basic	$(1.49)	$(1.16)
Net loss per unit - diluted	$(1.49)	$(1.16)